UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Institutional Floating Rate Fund

Institutional Class (RPIFX)

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Institutional Class	$29	0.57%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,235,720
Number of Portfolio Holdings	312

Portfolio Turnover Rate	63.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	1.4%
BB Rated	13.9
BB/B Rated	5.8
B Rated	57.2
B/CCC Rated	2.4
CCC Rated and Below	11.2
Not Rated	3.6
Short-Term Holdings	4.5

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.6%
AssuredPartners	2.3
HUB International	2.2
Cloud Software Group	2.2
UKG	1.9
Ellucian Holdings	1.7
Asurion	1.7
LifePoint Health	1.6
Epicor Software	1.6
Medline Borrower	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

E170-053 1/25

Institutional Floating Rate Fund

Institutional Class (RPIFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Institutional Floating Rate Fund

F Class (PFFRX)

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - F Class	$36	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,235,720
Number of Portfolio Holdings	312

Portfolio Turnover Rate	63.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	1.4%
BB Rated	13.9
BB/B Rated	5.8
B Rated	57.2
B/CCC Rated	2.4
CCC Rated and Below	11.2
Not Rated	3.6
Short-Term Holdings	4.5

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.6%
AssuredPartners	2.3
HUB International	2.2
Cloud Software Group	2.2
UKG	1.9
Ellucian Holdings	1.7
Asurion	1.7
LifePoint Health	1.6
Epicor Software	1.6
Medline Borrower	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

E430-053 1/25

Institutional Floating Rate Fund

F Class (PFFRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Institutional Floating Rate Fund

Z Class (TRAZX)

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Z Class	$1	0.02%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,235,720
Number of Portfolio Holdings	312

Portfolio Turnover Rate	63.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	1.4%
BB Rated	13.9
BB/B Rated	5.8
B Rated	57.2
B/CCC Rated	2.4
CCC Rated and Below	11.2
Not Rated	3.6
Short-Term Holdings	4.5

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.6%
AssuredPartners	2.3
HUB International	2.2
Cloud Software Group	2.2
UKG	1.9
Ellucian Holdings	1.7
Asurion	1.7
LifePoint Health	1.6
Epicor Software	1.6
Medline Borrower	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

E1223-053 1/25

Institutional Floating Rate Fund

Z Class (TRAZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2024
Institutional Floating Rate Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
t
Institutional Class
. 6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9 .48 $ 9 .19 $ 9 .34 $ 9 .77 $ 9 .30 $ 9 .84
Investment activities
Net investment income
(1)(2)
0 .40 0 .85 0 .66 0 .39 0 .40 0 .47
Net realized and unrealized gain/
loss 0 .01 0 .28 ( 0 .14 ) ( 0 .43 ) 0 .47 ( 0 .55 )
Total from investment activities 0 .41 1 .13 0 .52 ( 0 .04 ) 0 .87 ( 0 .08 )
Distributions
Net investment income ( 0 .39 ) ( 0 .84 ) ( 0 .67 ) ( 0 .39 ) ( 0 .40 ) ( 0 .46 )
NET ASSET VALUE
End of period $ 9 .50 $ 9 .48 $ 9 .19 $ 9 .34 $ 9 .77 $ 9 .30
Ratios/Supplemental Data
Total return
(2)(3)
4 .43% 12 .77% 5 .80% ( 0 .52 ) % 9 .46% ( 0 .83 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .57%
(4)
0 .57% 0 .57% 0 .57% 0 .58% 0 .58%
Net expenses after waivers/
payments by Price Associates 0 .57%
(4)
0 .57% 0 .57% 0 .57% 0 .58% 0 .58%
Net investment income 8 .37%
(4)
9 .00% 7 .17% 3 .98% 4 .12% 4 .87%
Portfolio turnover rate 63 .0% 78 .5% 34 .3% 45 .5% 62 .6% 72 .6%
Net assets, end of period (in
millions) $ 3,934 $ 4,010 $ 3,674 $ 5,990 $ 3,505 $ 1,704
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
F Class
. 6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9 .47 $ 9 .18 $ 9 .34 $ 9 .76 $ 9 .29 $ 9 .83
Investment activities
Net investment income
(1)(2)
0 .39 0 .83 0 .64 0 .38 0 .39 0 .46
Net realized and unrealized gain/
loss 0 .03 0 .29 ( 0 .14 ) ( 0 .43 ) 0 .46 ( 0 .55 )
Total from investment activities 0 .42 1 .12 0 .50 ( 0 .05 ) 0 .85 ( 0 .09 )
Distributions
Net investment income ( 0 .39 ) ( 0 .83 ) ( 0 .66 ) ( 0 .37 ) ( 0 .38 ) ( 0 .45 )
NET ASSET VALUE
End of period $ 9 .50 $ 9 .47 $ 9 .18 $ 9 .34 $ 9 .76 $ 9 .29
Ratios/Supplemental Data
Total return
(2)(3)
4 .47% 12 .64% 5 .55% ( 0 .54 ) % 9 .33% ( 0 .95 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .70%
(4)
0 .70% 0 .70% 0 .68% 0 .72% 0 .70%
Net expenses after waivers/
payments by Price Associates 0 .70%
(4)
0 .70% 0 .70% 0 .68% 0 .72% 0 .70%
Net investment income 8 .25%
(4)
8 .88% 6 .91% 3 .88% 4 .01% 4 .73%
Portfolio turnover rate 63 .0% 78 .5% 34 .3% 45 .5% 62 .6% 72 .6%
Net assets, end of period (in
millions) $ 301 $ 303 $ 355 $ 739 $ 622 $ 372
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
. 6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/10/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9 .46 $ 9 .17 $ 9 .34 $ 9 .77 $ 9 .30 $ 9 .45
Investment activities
Net investment income
(2)(3)
0 .42 0 .90 0 .65 0 .44 0 .45 0 .10
Net realized and unrealized gain/
loss 0 .03 0 .28 ( 0 .10 ) ( 0 .43 ) 0 .47 ( 0 .15 )
Total from investment activities 0 .45 1 .18 0 .55 0 .01 0 .92 ( 0 .05 )
Distributions
Net investment income ( 0 .42 ) ( 0 .89 ) ( 0 .72 ) ( 0 .44 ) ( 0 .45 ) ( 0 .10 )
NET ASSET VALUE
End of period $ 9 .49 $ 9 .46 $ 9 .17 $ 9 .34 $ 9 .77 $ 9 .30
Ratios/Supplemental Data
Total return
(3)(4)
4 .82% 13 .40% 6 .12% 0 .02% 10 .06% ( 0 .46 ) %
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0 .57%
(5)
0 .57% 0 .57% 0 .57% 0 .59% 0 .57%
(5)
Net expenses after waivers/
payments by Price Associates 0 .02%
(5)
0 .02% 0 .02% 0 .02% 0 .04% 0 .02%
(5)
Net investment income 8 .92%
(5)
9 .55% 7 .04% 4 .51% 4 .68% 5 .21%
(5)
Portfolio turnover rate 63 .0% 78 .5% 34 .3% 45 .5% 62 .6% 72 .6%
Net assets, end of period (in
thousands) $ 338 $ 322 $ 284 $ 294,390 $ 637,991 $ 666,099
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Miscellaneous  0.0%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 578 616
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 347 389
Total Asset-Backed Securities
(Cost $995) 1,005
BANK LOANS  86.7% (2)
Aerospace & Defense  2.1%
Apple Bidco, FRN, 1M TSFR +
3.50%, 8.073%, 9/22/28  2,040 2,051
Bleriot U.S. Bidco, FRN, 3M TSFR +
3.25%, 7.854%, 10/31/30  8,666 8,711
Brown Group Holding, FRN, 3M
TSFR + 2.75%, 7.315%, 7/1/31 (3) 10,407 10,455
Dynasty Acquisition, FRN, 1M TSFR
+ 2.25%, 6.823%, 10/31/31  19,360 19,481
Peraton, FRN, 3M TSFR + 8.00%,
12.614%, 2/1/29  8,102 6,529
TransDigm, FRN, 3M TSFR + 2.50%,
7.104%, 2/28/31  18,698 18,692
TransDigm, FRN, 3M TSFR + 2.75%,
7.354%, 8/24/28  15,822 15,840
TransDigm, FRN, 3M TSFR + 2.75%,
7.354%, 3/22/30  5,854 5,856
87,615
Airlines  1.5%
AAdvantage Loyalty IP, FRN, 3M
TSFR + 4.75%, 9.629%, 4/20/28 (3) 56,730 58,519
SkyMiles IP, FRN, 3M TSFR +
3.75%, 8.367%, 10/20/27  4,258 4,341
62,860
Automotive  2.2%
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 8.687%, 4/6/28  1,978 1,963
Belron Finance, FRN, 1M TSFR +
2.75%, 7.273%, 10/16/31  27,250 27,536
Clarios Global, FRN, 1M TSFR +
2.50%, 7.073%, 5/6/30  8,355 8,402
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 3.50%, 8.073%,
5/4/28  14,243 14,350
Tenneco, FRN, 3M TSFR + 4.75%,
9.371%, 11/17/28  6,045 5,887
Tenneco, FRN, 3M TSFR + 5.00%,
9.621%, 11/17/28  8,587 8,383
Wand NewCo 3, FRN, 1M TSFR +
3.25%, 7.834%, 1/30/31  25,001 25,161
91,682
Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting  1.4%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 8.687%,
8/21/28  10,662 10,669
CMG Media, FRN, 1M TSFR +
3.50%, 8.171%, 6/18/29  14,341 12,577
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 9.758%, 4/11/29  20,715 18,838
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.508%, 10/11/29 (4) 9,435 9,435
Univision Communications, FRN, 1M
TSFR + 3.50%, 8.187%, 1/31/29  3,711 3,720
Univision Communications, FRN, 3M
TSFR + 4.25%, 8.854%, 6/24/29  6,053 6,078
61,317
Building Products  0.5%
Chariot Buyer, FRN, 1M TSFR +
3.75%, 8.323%, 11/3/28  8,243 8,272
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.021%, 2/26/29  6,586 6,602
MITER Brands Acquisition Holdco,
FRN, 1M TSFR + 3.00%, 7.573%,
3/28/31  8,269 8,337
23,211
Cable Operators  1.1%
Altice France, FRN, 3M TSFR +
5.50%, 10.156%, 8/15/28  15,418 12,599
CSC Holdings, FRN, 1M TSFR +
2.50%, 7.173%, 4/15/27  6,743 6,204
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.109%, 1/18/28  12,407 12,170
Directv Financing, FRN, 1M TSFR +
5.00%, 9.847%, 8/2/27  4,482 4,518
Radiate Holdco, FRN, 1M TSFR +
3.25%, 7.937%, 9/25/26  11,924 10,387
45,878
Chemicals  1.8%
Nouryon Finance, FRN, 3M TSFR +
3.25%, 7.657%, 4/3/28 (3) 21,485 21,690
Nouryon Finance, FRN, 3M TSFR +
3.25%, 7.657%, 4/3/28  5,757 5,815
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 9.058%, 4/23/29  20,857 20,844
Windsor Holdings III, FRN, 1M TSFR
+ 3.50%, 8.099%, 8/1/30  17,902 18,099
WR Grace Holdings, FRN, 3M TSFR
+ 3.25%, 7.854%, 9/22/28  10,235 10,302
76,750
Consumer Products  0.4%
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.75%, 7.323%, 12/21/28  5,303 5,349
Life Time, FRN, 1M TSFR + 2.50%,
7.152%, 10/22/31  8,975 9,005
Peloton Interactive, FRN, 1M TSFR +
6.00%, 5/30/29 (3) 4,085 4,169
18,523

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container  1.3%
Albea Beauty Holdings, FRN,
3M EURIBOR + 5.00%, 8.345%,
12/31/27 (EUR)  3,880 4,124
Charter Next Generation, FRN, 1M
TSFR + 3.00%, 7.685%, 12/2/30  45,041 45,376
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 8.603%, 9/15/28  4,041 4,049
53,549
Energy  3.0%
Brazos Delaware II, FRN, 6M TSFR
+ 3.50%, 8.255%, 2/11/30  10,468 10,535
CPPIB OVM Member U.S., FRN, 3M
TSFR + 3.25%, 7.854%, 8/20/31  9,115 9,149
EPIC Crude Services, FRN, 3M
TSFR + 3.00%, 7.656%, 10/15/31  24,725 24,886
Goodnight Water Solutions Holdings,
FRN, 1M TSFR + 5.25%, 9.935%,
6/4/29  8,883 8,900
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 9.173%, 9/19/29  12,403 12,459
NGL Energy Operating, FRN, 1M
TSFR + 3.75%, 8.323%, 2/3/31 (3) 22,992 23,058
Northriver Midstream Finance, FRN,
3M TSFR + 2.50%, 6.86%, 8/16/30  13,373 13,411
Prairie ECI Acquiror, FRN, 1M TSFR
+ 4.75%, 9.323%, 8/1/29  19,134 19,253
WaterBridge NDB Operating, FRN,
3M TSFR + 3.75%, 8.272%, 5/10/29  6,216 6,267
127,918
Entertainment & Leisure  3.0%
AMC Entertainment Holdings, FRN,
1M TSFR + 7.00%, 11.595%, 1/4/29  4,100 4,160
Cinemark USA, FRN, 1M TSFR +
2.75%, 7.323%, 5/24/30  4,106 4,115
Crown Finance U.S., FRN, 1M TSFR
+ 5.25%, 10/30/31 (3) 16,790 16,699
Delta 2, FRN, 3M TSFR + 2.00%,
6.604%, 9/10/31 (3) 25,160 25,254
Motion Finco, FRN, 3M TSFR +
3.50%, 8.104%, 11/12/29  6,386 6,328
SeaWorld Parks & Entertainment,
FRN, 1M TSFR + 2.50%, 7.073%,
8/25/28  6,203 6,197
StubHub Holdco Sub, FRN, 1M
TSFR + 4.75%, 9.323%, 3/15/30  7,832 7,830
UFC Holdings, FRN, 1M TSFR +
2.25%, 6.77%, 11/14/31  48,947 49,275
United Talent Agency, FRN, 1M
TSFR + 3.75%, 8.372%, 7/7/28 (5) 2,124 2,135
William Morris Endeavor
Entertainment, FRN, 1M TSFR +
2.75%, 7.437%, 5/18/25  6,204 6,206
128,199
Financial  15.6%
Acrisure, FRN, 1M TSFR + 3.00%,
7.599%, 2/16/27  4,099 4,106
Acrisure, FRN, 1M TSFR + 3.25%,
7.849%, 11/6/30  31,184 31,217
Par/Shares $ Value
(Amounts in 000s)
‡
Alliant Holdings Intermediate, FRN,
1M TSFR + 2.75%, 7.349%, 9/19/31  48,237 48,508
Armor Holdco, FRN, 6M TSFR +
4.50%, 10.014%, 12/11/28  4,042 4,087
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.073%, 2/14/31  90,434 91,005
BCPE Pequod Buyer, FRN, 1M
TSFR + 3.50%, 9/19/31 (3) 20,780 20,917
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.75%, 11/25/28 (3)(5) 3,075 3,079
Citco Funding, FRN, 1M TSFR +
2.75%, 7.308%, 4/27/28  6,099 6,145
Claros Mortgage Trust, FRN, 1M
TSFR + 4.50%, 9.173%, 8/9/26  4,406 4,274
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.25%, 7.823%,
4/7/28  16,421 16,515
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.823%,
10/6/28 (3) 27,260 27,379
Focus Financial Partners, FRN, 1M
TSFR + 3.25%, 7.823%, 9/15/31 (3)
(6) 49,985 50,418
GTCR Everest Borrower, FRN, 3M
TSFR + 3.00%, 7.604%, 9/5/31  10,435 10,494
Hightower Holding, FRN, 3M TSFR +
3.50%, 8.071%, 4/21/28  33,687 33,981
HUB International, FRN, 3M TSFR +
2.75%, 7.367%, 6/20/30  82,065 82,642
Jane Street Group, FRN, 1M TSFR +
2.00%, 6.514%, 1/26/28  14,336 14,391
Jones Deslauriers Insurance
Management, FRN, 3M TSFR +
3.25%, 7.821%, 3/15/30  23,977 24,047
OneDigital Borrower, FRN, 1M TSFR
+ 3.25%, 7.823%, 7/2/31  12,531 12,630
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 9.823%, 7/2/32 (3) 20,166 20,002
PEX Holdings, FRN, 1M TSFR +
2.75%, 11/19/31 (3)(5) 7,290 7,317
RFS OPCO, FRN, 1M TSFR +
4.75%, 11/25/31 (3)(5) 2,190 2,174
RFS OPCO, FRN, 1M TSFR +
4.75%, 9.354%, 4/4/31 (5) 4,970 4,920
Ryan Specialty, FRN, 1M TSFR +
2.25%, 6.823%, 9/15/31  5,325 5,344
Sedgwick Claims Management
Services, FRN, 3M TSFR + 3.00%,
7.585%, 2/24/28  45,609 45,913
Tegra118 Wealth Solutions, FRN, 3M
TSFR + 4.00%, 8.521%, 2/18/27  4,950 4,736
TIH Insurance Holdings, FRN, 3M
TSFR + 3.25%, 7.854%, 5/6/31  11,248 11,274
TIH Insurance Holdings, FRN, 3M
TSFR + 4.75%, 9.354%, 5/6/32  52,600 53,678
USI, FRN, 3M TSFR + 2.75%,
7.354%, 11/22/29  15,774 15,863

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USI, FRN, 3M TSFR + 2.75%,
7.354%, 9/27/30  4,104 4,126
661,182
Food  1.0%
1440 Foods Topco, FRN, 1M TSFR +
5.00%, 11/26/31 (3)(5) 5,475 5,187
Chobani, FRN, 1M TSFR + 3.25%,
7.937%, 10/25/27  3,142 3,161
Chobani, FRN, 1M TSFR + 3.75%,
8.323%, 10/25/27  8,984 9,034
Primary Products Finance, FRN, 3M
TSFR + 3.50%, 8.248%, 4/1/29  9,366 9,391
Simply Good Foods USA, FRN, 1M
TSFR + 2.50%, 7.173%, 3/17/27  7,980 8,025
Triton Water Holdings, FRN, 3M
TSFR + 3.25%, 8.115%, 3/31/28  6,171 6,213
Triton Water Holdings, FRN, 3M
TSFR + 4.00%, 8.604%, 3/31/28  3,265 3,288
44,299
Gaming  2.1%
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.823%, 2/6/30  12,401 12,459
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.823%, 2/6/31  16,420 16,481
Great Canadian Gaming, FRN, 1M
TSFR + 4.00%, 8.522%, 11/1/29  12,735 12,706
HRNI Holdings, FRN, 1M TSFR +
4.25%, 8.923%, 12/11/28  20,072 19,988
Light & Wonder International, FRN,
1M TSFR + 2.25%, 6.86%, 4/14/29  6,167 6,214
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 8.893%, 8/1/30  16,629 16,676
Playtika Holding, FRN, 1M TSFR +
2.75%, 7.437%, 3/13/28  2,465 2,474
86,998
Health Care  8.1%
AthenaHealth Group, FRN, 1M TSFR
+ 3.25%, 7.823%, 2/15/29  24,806 24,868
Auris Luxembourg III, FRN, 1M
TSFR + 3.75%, 8.177%, 2/28/29  12,045 12,155
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 7.938%, 5/10/27  7,462 7,484
Concentra Health Services, FRN, 1M
TSFR + 2.25%, 6.823%, 7/26/31 (5) 10,373 10,451
eResearchTechnology, FRN, 1M
TSFR + 4.00%, 8.573%, 2/4/27  12,657 12,735
Financiere Mendel, FRN, 3M TSFR +
3.25%, 7.772%, 11/12/30  4,378 4,402
Hanger, FRN, 1M TSFR + 3.50%,
8.073%, 10/23/31 (6) 5,245 5,294
Heartland Dental, FRN, 1M TSFR +
4.50%, 9.073%, 4/28/28  17,756 17,783
Inception Finco, FRN, 3M TSFR +
4.50%, 9.104%, 3/10/31  8,795 8,859
Insulet, FRN, 1M TSFR + 2.50%,
7.073%, 8/4/31  5,069 5,099
LifePoint Health, FRN, 1M TSFR +
3.75%, 8.406%, 5/17/31  24,710 24,772
Par/Shares $ Value
(Amounts in 000s)
‡
LifePoint Health, FRN, 1M TSFR +
4.00%, 8.632%, 5/17/31  21,860 21,894
MED ParentCo, FRN, 1M TSFR +
3.50%, 8.073%, 4/15/31  6,347 6,393
Medline Borrower, FRN, 1M TSFR +
2.25%, 6.823%, 10/23/28  65,469 65,846
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 8.528%, 10/24/30 (6) 5,403 5,396
Phoenix Newco, FRN, 1M TSFR +
3.00%, 7.573%, 11/15/28  10,204 10,271
Radiology Partners, FRN, 3M TSFR
+ 3.50%, 1/31/29 (3) 865 857
Sebia, FRN, 3M TSFR + 4.00%,
8.604%, 12/13/27  13,993 14,002
Star Parent, FRN, 3M TSFR +
3.75%, 8.354%, 9/27/30  17,497 17,162
Summit Behavioral Healthcare, FRN,
3M TSFR + 4.25%, 8.764%, 11/24/28  6,346 5,717
Surgery Center Holdings, FRN, 1M
TSFR + 2.75%, 7.338%, 12/19/30  30,727 30,943
TTF Lower Intermediate, FRN, 1M
TSFR + 3.75%, 8.323%, 7/18/31  6,710 6,769
VetStrategy Canada Holdings, FRN,
3M TSFR + 4.75%, 9.393%, 12/12/28  5,265 5,305
Vizient, FRN, 1M TSFR + 2.00%,
6.573%, 8/1/31  4,125 4,140
Waystar Technologies, FRN, 1M
TSFR + 2.50%, 7.323%, 10/22/29  12,486 12,549
341,146
Information Technology  16.5%
Applied Systems, FRN, 3M TSFR +
3.00%, 7.604%, 2/24/31  59,959 60,440
Applied Systems, FRN, 3M TSFR +
5.25%, 9.854%, 2/23/32  47,869 49,203
AppLovin, FRN, 1M TSFR + 1.50%,
9.25%, 10/25/28  10,633 10,629
AppLovin, FRN, 1M TSFR + 1.50%,
9.25%, 8/16/30  6,456 6,457
Arches Buyer, FRN, 1M TSFR +
3.25%, 12/6/27 (3) 13,015 12,761
Barracuda Networks, FRN, 6M TSFR
+ 4.50%, 8/15/29 (3) 4,418 4,115
Boxer Parent, FRN, 3M TSFR +
3.75%, 8.335%, 7/30/31  10,160 10,225
Boxer Parent, FRN, 3M TSFR +
5.75%, 10.335%, 7/30/32  15,340 15,084
Capstone Borrower, FRN, 3M TSFR
+ 3.25%, 7.854%, 6/17/30  2,680 2,690
Central Parent, FRN, 3M TSFR +
3.25%, 7.854%, 7/6/29  15,613 15,622
Cloud Software Group, FRN, 1M
TSFR + 3.75%, 8.309%, 3/24/31 (3) 21,024 21,115
Cloud Software Group, FRN, 3M
TSFR + 3.50%, 8.021%, 3/30/29  45,268 45,397
Cloudera, FRN, 1M TSFR + 3.75%,
8.423%, 10/8/28  8,405 8,379
Cloudera, FRN, 1M TSFR + 6.00%,
10/8/29 (3)(5) 2,975 2,916

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ConnectWise, FRN, 3M TSFR +
3.50%, 8.365%, 9/29/28  8,298 8,333
Conservice Midco, FRN, 1M TSFR +
3.50%, 8.073%, 5/13/27  3,271 3,287
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 9.522%, 12/12/29  8,191 8,221
Delta Topco, FRN, 3M TSFR +
3.50%, 8.198%, 11/30/29  18,461 18,574
Delta Topco, FRN, 3M TSFR +
5.25%, 9.948%, 11/29/30  26,970 27,352
Dye & Durham, FRN, 3M TSFR +
4.25%, 8.954%, 4/11/31  15,876 15,922
ECI Macola, FRN, 3M TSFR +
3.25%, 7.842%, 5/9/30  12,499 12,597
Ellucian Holdings, FRN, 1M TSFR +
3.00%, 7.595%, 10/29/29  35,963 36,334
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 11/14/32 (3) 37,107 37,292
Epicor Software, FRN, 1M TSFR +
3.25%, 7.823%, 5/30/31 (3) 67,456 67,939
Fleet U.S. Bidco, FRN, 6M TSFR +
2.75%, 7.578%, 2/21/31 (5) 8,023 8,043
Infinite Bidco, FRN, 3M TSFR +
7.00%, 11.847%, 3/2/29  7,387 6,270
Jaggaer, FRN, 1M TSFR + 3.25%,
10/7/31 (3) 8,545 8,591
Jaggaer, FRN, 1M TSFR + 5.25%,
10/7/32 (3) 10,150 10,099
McAfee, FRN, 1M TSFR + 3.25%,
7.803%, 3/1/29  32,120 32,208
MH Sub I, FRN, 1M TSFR + 4.25%,
8.823%, 5/3/28 (3) 25,666 25,691
MH Sub I, FRN, 3M TSFR + 6.25%,
10.823%, 2/23/29  12,854 12,565
Mitchell International, FRN, 1M TSFR
+ 5.25%, 9.823%, 6/17/32  8,053 7,968
Mosel Bidco, FRN, 3M TSFR +
4.50%, 9.104%, 9/16/30 (5) 3,150 3,185
Polaris Newco, FRN, 3M EURIBOR
+ 4.00%, 7.345%, 6/2/28 (EUR)  3,490 3,560
Polaris Newco, FRN, 3M TSFR +
4.00%, 8.847%, 6/2/28 (3) 8,706 8,737
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (3) 10,475 10,532
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (3) 23,916 24,005
RealPage, FRN, 1M TSFR + 3.00%,
7.687%, 4/24/28  6,467 6,422
RealPage, FRN, 1M TSFR + 6.50%,
11.187%, 4/23/29  29,729 29,325
SS&C Technologies, FRN, 1M TSFR
+ 2.00%, 6.573%, 5/9/31  1,968 1,976
700,061
Manufacturing  4.9%
Alliance Laundry Systems, FRN, 1M
TSFR + 3.50%, 8.073%, 8/19/31  10,140 10,225
Par/Shares $ Value
(Amounts in 000s)
‡
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.75%, 8.615%,
5/19/28  22,893 23,073
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 10.865%,
5/21/29  20,446 20,465
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.50%, 11.365%,
5/21/29  9,917 9,917
Filtration Group, FRN, 1M TSFR +
3.50%, 8.187%, 10/21/28  45,887 46,231
John Bean Technologies, FRN, 1M
TSFR + 2.25%, 10/9/31 (3) 6,820 6,854
LTI Holdings, FRN, 1M TSFR +
4.75%, 9.323%, 7/29/29 (3) 38,620 38,688
Madison IAQ, FRN, 6M TSFR +
2.75%, 7.889%, 6/21/28  14,132 14,202
Madison Safety & Flow, FRN, 1M
TSFR + 3.25%, 7.823%, 9/26/31  8,385 8,474
Pro Mach Group, FRN, 1M TSFR +
3.50%, 8.073%, 8/31/28 (3) 22,852 23,095
Watlow Electric Manufacturing, FRN,
1M TSFR + 3.50%, 8.085%, 3/2/28  6,341 6,387
207,611
Metals & Mining  0.5%
Arsenal AIC Parent, FRN, 1M TSFR
+ 3.25%, 7.823%, 8/18/30  19,343 19,507
19,507
Miscellaneous  0.1%
Citadel Securities, FRN, 1M TSFR +
2.00%, 6.573%, 10/31/31  3,885 3,900
3,900
Other Telecommunications  1.9%
Frontier Communications Holdings,
FRN, 6M TSFR + 3.50%, 8.763%,
7/1/31 (3) 20,250 20,419
Level 3 Financing, FRN, 1M TSFR +
6.56%, 4/15/30 (3) 3,195 3,263
Level 3 Financing, FRN, 1M TSFR +
6.56%, 11.133%, 4/15/29 (3) 25,175 25,694
Lumen Technologies, FRN, 1M TSFR
+ 2.35%, 7.037%, 4/15/29 (3) 6,809 6,362
Lumen Technologies, Class A, FRN,
3M TSFR + 6.00%, 10.573%, 6/1/28  6,281 6,277
Quality Tech, FRN, 1M TSFR +
3.50%, 8.024%, 10/30/31 (5) 8,560 8,496
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 3/9/27 (3) 8,475 8,099
78,610
Restaurants  1.1%
BCPE Grill Parent, FRN, 3M TSFR +
4.75%, 9.323%, 9/30/30  6,213 6,075
Dave & Buster's, FRN, 1M TSFR +
3.25%, 7.813%, 6/29/29  3,214 3,221
Fertitta Entertainment, FRN, 1M
TSFR + 3.50%, 8.073%, 1/27/29  8,246 8,289
IRB Holding, FRN, 1M TSFR +
2.75%, 7.423%, 12/15/27  26,782 26,892
44,477

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail  0.6%
CNT Holdings I, FRN, 1M TSFR +
3.50%, 8.085%, 11/8/27  17,896 18,018
Victra Holdings, FRN, 3M TSFR +
5.25%, 9.854%, 3/31/29 (3) 8,209 8,289
26,307
Satellites  0.6%
Connect Finco, FRN, 1M TSFR +
4.50%, 9.073%, 9/27/29  12,803 11,053
Iridium Satellite, FRN, 1M TSFR +
2.25%, 6.823%, 9/20/30  8,277 8,250
Viasat, FRN, 1M TSFR + 4.50%,
9.237%, 5/30/30  5,698 4,954
24,257
Services  9.8%
AAL Delaware Holdco, FRN, 1M
TSFR + 3.50%, 8.073%, 7/30/31  5,345 5,385
AG Group Holdings, FRN, 1M TSFR
+ 4.00%, 8.594%, 12/29/28  3,905 3,909
Albion Financing 3, FRN, 3M TSFR +
4.25%, 9.096%, 8/16/29  18,512 18,689
Allied Universal Holdco, FRN, 1M
TSFR + 3.75%, 8.423%, 5/12/28  35,203 35,423
Anticimex Global, FRN, 1M TSFR +
3.40%, 7.97%, 11/16/28  736 741
Anticimex Global, FRN, 3M TSFR +
3.15%, 7.72%, 11/16/28  10,189 10,216
Ascend Learning, FRN, 1M TSFR +
3.50%, 8.173%, 12/11/28  8,555 8,589
Ascend Learning, FRN, 1M TSFR +
5.75%, 10.423%, 12/10/29  28,451 28,380
Boost Newco Borrower, FRN, 3M
TSFR + 2.50%, 7.104%, 1/31/31  36,335 36,633
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 3.75%, 6.802%, 4/29/29
(EUR)  6,030 6,410
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 4.00%, 7.056%, 6/21/28
(EUR)  1,500 1,595
CoreLogic, FRN, 1M TSFR + 6.50%,
11.187%, 6/4/29  10,210 9,947
Crown Subsea Communications
Holding, FRN, 3M TSFR + 4.00%,
8.573%, 1/30/31  8,459 8,559
Dayforce, FRN, 1M TSFR + 2.50%,
7.085%, 3/3/31 (3)(5) 10,389 10,454
Dun & Bradstreet, FRN, 1M TSFR +
2.25%, 6.836%, 1/18/29  4,077 4,087
EG America, FRN, 1M TSFR +
5.50%, 10.331%, 2/7/28 (3) 8,716 8,734
EG Finco, FRN, 3M EURIBOR +
7.00%, 9.912%, 4/30/27 (EUR)  6,060 6,336
Fortress Intermediate 3, FRN, 1M
TSFR + 3.50%, 8.073%, 6/27/31  10,650 10,663
Fugue Finance, FRN, 3M TSFR +
3.75%, 8.249%, 2/26/31 (3) 6,102 6,145
HireRight Holdings, FRN, 3M TSFR +
4.00%, 8.573%, 9/27/30  14,897 14,980
Par/Shares $ Value
(Amounts in 000s)
‡
HomeServe USA Holding, FRN, 1M
TSFR + 2.00%, 6.606%, 10/21/30  6,617 6,645
Icon Parent, FRN, 1M TSFR +
3.00%, 7.516%, 9/11/31  14,565 14,660
Icon Parent, FRN, 1M TSFR +
5.00%, 9.516%, 9/11/32 (3) 14,485 14,748
Mermaid Bidco, FRN, 3M TSFR +
3.25%, 7.804%, 7/3/31 (5) 13,483 13,601
PODS, FRN, 3M TSFR + 3.00%,
7.847%, 3/31/28  10,825 10,045
Project Boost Purchaser, FRN, 3M
TSFR + 3.50%, 8.147%, 7/2/31  14,382 14,504
Project Boost Purchaser, FRN, 3M
TSFR + 5.25%, 9.897%, 7/16/32  6,155 6,263
Renaissance Holdings, FRN, 1M
TSFR + 4.25%, 8.823%, 4/5/30 (3) 10,138 10,152
Staples, FRN, 3M TSFR + 5.75%,
10.689%, 9/4/29 (3) 4,400 4,184
TK Elevator U.S. Newco, FRN, 6M
TSFR + 3.50%, 8.588%, 4/30/30  6,184 6,229
UKG, FRN, 3M TSFR + 3.00%,
7.617%, 2/10/31  79,384 79,893
416,799
Utilities  3.9%
Alpha Generation, FRN, 1M TSFR +
2.75%, 7.323%, 9/30/31 (3) 22,460 22,612
Compass Power Generation,
FRN, 1M TSFR + 3.75%, 8.323%,
4/14/29 (5) 4,199 4,247
Constellation Renewables, FRN, 3M
TSFR + 2.25%, 6.764%, 12/15/27  14,679 14,730
Cornerstone Generation, FRN, 1M
TSFR + 3.25%, 10/28/31 (3) 22,820 22,982
Eastern Power, FRN, 1M TSFR +
5.25%, 9.823%, 10/2/25  6,134 6,148
Edgewater Generation, FRN, 1M
TSFR + 4.25%, 8.823%, 8/1/30  16,832 17,046
Hamilton Projects Acquiror, FRN, 1M
TSFR + 3.75%, 8.323%, 5/31/31  6,838 6,889
Innio North America Holding, FRN,
3M TSFR + 3.25%, 7.897%, 11/2/28  3,612 3,632
Pike, FRN, 1M TSFR + 3.00%,
7.687%, 1/21/28  6,279 6,324
Talen Energy Supply, FRN, 1M TSFR
+ 3.50%, 8.023%, 5/17/30  23,380 23,504
TerraForm Power Operating, FRN,
3M TSFR + 2.50%, 7.204%, 5/21/29  19,014 18,990
Vistra Zero Operating, FRN, 1M
TSFR + 2.75%, 7.323%, 4/30/31  12,711 12,804
Wec U.S. Holdings, FRN, 1M TSFR
+ 2.25%, 6.803%, 1/27/31  6,138 6,159
166,067
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 3.25%,
7.937%, 12/23/26  4,969 4,971
Asurion, FRN, 1M TSFR + 4.25%,
8.923%, 8/19/28 (3) 16,612 16,671
Asurion, FRN, 1M TSFR + 5.25%,
9.937%, 1/31/28  24,620 24,137

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M TSFR + 5.25%,
9.937%, 1/20/29  28,308 27,535
73,314
Total Bank Loans (Cost
$3,646,901) 3,672,037
CORPORATE BONDS  8.8%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (1) 3,190 3,254
3,254
Airlines  0.0%
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 1,841 1,855
1,855
Automotive  1.3%
Adient Global Holdings, 4.875%,
8/15/26 (1) 2,055 2,027
Ford Motor Credit, FRN, SOFR +
2.95%, 7.828%, 3/6/26  15,635 15,979
Rivian Holdings, FRN, 6M TSFR +
6.053%, 10.502%, 10/15/26 (1) 37,951 37,998
56,004
Broadcasting  0.3%
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (1) 1,890 1,952
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 4,380 4,073
Univision Communications, 8.00%,
8/15/28 (1) 7,529 7,689
13,714
Cable Operators  0.5%
Altice Financing, 9.625%, 7/15/27 (1) 1,438 1,337
CSC Holdings, 11.25%, 5/15/28 (1) 10,080 9,954
CSC Holdings, 11.75%, 1/31/29 (1) 8,820 8,743
20,034
Chemicals  0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (1)(7) 149 125
Vibrantz Technologies, 9.00%,
2/15/30 (1) 4,560 4,315
4,440
Energy  0.4%
NGL Energy Operating, 8.125%,
2/15/29 (1) 2,975 3,030
Seadrill Finance, 8.375%, 8/1/30 (1) 3,884 3,957
Venture Global LNG, 9.50%,
2/1/29 (1) 4,320 4,817
Venture Global LNG, VR, 9.00% (1)
(8)(9) 6,040 6,259
18,063
Entertainment & Leisure  0.2%
NCL, 8.125%, 1/15/29 (1) 3,913 4,153
NCL, 8.375%, 2/1/28 (1) 3,470 3,626
7,779
Financial  1.5%
Acrisure, 8.50%, 6/15/29 (1) 6,600 6,864
Par/Shares $ Value
(Amounts in 000s)
‡
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 4,250 4,234
Alliant Holdings Intermediate, 6.75%,
4/15/28 (1) 1,980 1,997
AssuredPartners, 5.625%,
1/15/29 (1) 5,595 5,315
Hightower Holding, 9.125%,
1/31/30 (1) 8,750 9,231
HUB International, 7.25%,
6/15/30 (1) 7,825 8,099
HUB International, 7.375%,
1/31/32 (1) 4,370 4,463
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 11,650 12,335
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (1) 4,300 4,649
Navient, 9.375%, 7/25/30  3,710 4,072
61,259
Health Care  1.1%
Bausch + Lomb, 8.375%, 10/1/28 (1) 6,570 6,882
CHS, 8.00%, 12/15/27 (1) 4,205 4,184
CHS, 10.875%, 1/15/32 (1) 13,040 13,562
LifePoint Health, 10.00%, 6/1/32 (1) 3,864 4,023
LifePoint Health, 11.00%,
10/15/30 (1) 16,835 18,519
47,170
Information Technology  0.8%
Cloud Software Group, 8.25%,
6/30/32 (1) 6,825 7,098
Cloud Software Group, 9.00%,
9/30/29 (1) 20,595 20,801
Dye & Durham, 8.625%, 4/15/29 (1) 4,040 4,252
32,151
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,810 4,300
4,300
Other Telecommunications  0.6%
Level 3 Financing, 4.625%,
9/15/27 (1) 289 268
Level 3 Financing, 10.00%,
10/15/32 (1) 6,185 6,177
Level 3 Financing, 10.75%,
12/15/30 (1) 7,102 7,990
Level 3 Financing, 11.00%,
11/15/29 (1) 8,301 9,422
23,857
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (1) 3,115 3,302
3,302
Services  0.8%
Allied Universal Holdco, 7.875%,
2/15/31 (1) 4,057 4,138
Allied Universal Holdco, 9.75%,
7/15/27 (1) 8,365 8,396

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Boost Newco Borrower, 7.50%,
1/15/31 (1) 2,780 2,936
eG Global Finance, 12.00%,
11/30/28 (1) 7,170 7,989
Sabre GLBL, 10.75%, 11/15/29 (1) 7,117 7,178
UKG, 6.875%, 2/1/31 (1) 1,965 2,019
32,656
Telephones  0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 5.548%,
3/20/26  9,405 9,506
9,506
Utilities  0.7%
NRG Energy, VR, 10.25% (1)(8)(9) 5,935 6,573
Talen Energy Supply, 8.625%,
6/1/30 (1) 5,790 6,224
Vistra, VR, 8.00% (1)(8)(9) 2,341 2,402
Vistra, Series C, VR, 8.875% (1)(8)
(9) 13,890 14,967
Vistra Operations, 5.125%,
5/13/25 (1) 901 901
31,067
Total Corporate Bonds (Cost
$361,492) 370,411
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $8,264 (4)(5)(10) 8 8,231
Total Preferred Stocks (Cost
$8,264) 8,231
SHORT-TERM INVESTMENTS  10.5%
Money Market Funds  10.5%
T. Rowe Price Government Reserve
Fund, 4.67% (11)(12) 446,128 446,128
Total Short-Term Investments
(Cost $446,128) 446,128
Total Investments in Securities
106.2% of Net Assets
(Cost $4,463,780) $ 4,497,812
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $341,859 and represents 8.1% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Institutional Floating Rate Fund

.
(3) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) See Note 2. Level 3 in fair value hierarchy.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at November 30, 2024, were $6,314 and were valued at $6,358 (0.2% of net assets).
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $8,231 and represents 0.2% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.801% (SOFR + 0.00%) at Maturity, 12/20/24 17,000 894 — 894
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.823% (SOFR + 0.00%) at Maturity, 12/20/24 7,125 234 — 234
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.823% (SOFR + 0.00%) at Maturity, 3/20/25 19,875 430 — 430
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.823% (SOFR + 0.00%) at Maturity, 6/20/25 12,750 216 — 216
Total Bilateral Total Return Swaps — 1,774
Total Bilateral Swaps — 1,774

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 22,304 EUR 21,060 $ (36)
State Street 2/21/25 USD 3,014 EUR 2,862 (22)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (58)

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.67% $ —# $ — $ 7,746+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government Reserve Fund, 4.67% $ 289,741  ¤  ¤ $ 446,128^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7,746 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $446,128.

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,463,780) $ 4,497,812
Receivable for investment securities sold 41,305
Interest receivable 27,438
Cash 10,653
Unrealized gain on bilateral swaps 1,774
Receivable for shares sold 1,071
Foreign currency (cost $53) 53
Total assets 4,580,106
Liabilities
Payable for investment securities purchased 326,525
Investment management and administrative fees payable 8,496
Payable for shares redeemed 6,202
Unrealized loss on forward currency exchange contracts 58
Other liabilities 3,105
Total liabilities 344,386
NET ASSETS $ 4,235,720
Net Assets Consist of:
Total distributable earnings (loss) $ (572,354)
Paid-in capital applicable to 445,757,400 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 4,808,074
NET ASSETS $ 4,235,720
NET ASSET VALUE PER SHARE
Institutional Class
(Net assets: $3,934,423; Shares outstanding: 414,027,416) $ 9.50
F Class
(Net assets: $300,959; Shares outstanding: 31,694,391) $ 9.50
Z Class
(Net assets: $338; Shares outstanding: 35,593) $ 9.49

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 178,715
Dividend 7,862
Total income 186,577
Expenses
Investment management and administrative expense 11,474
Administrative fee payment program fees - F Class 186
Miscellaneous 575
Waived / paid by Price Associates (1)
Net expenses 12,234
Net investment income 174,343
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (5,388)
Swaps 649
Forward currency exchange contracts 855
Foreign currency transactions 150
Net realized loss (3,734)
Change in net unrealized gain / loss
Securities 12,645
Swaps 446
Forward currency exchange contracts (94)
Other assets and liabilities denominated in foreign currencies (10)
Change in net unrealized gain / loss 12,987
Net realized and unrealized gain / loss 9,253
INCREASE IN NET ASSETS FROM OPERATIONS
$ 183,596

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 174,343 $ 361,230
Net realized loss (3,734) (28,943)
Change in net unrealized gain / loss 12,987 150,358
Increase in net assets from operations 183,596 482,645
Distributions to shareholders
Net earnings
Institutional Class (160,888) (330,502)
F Class (11,972) (27,097)
Z Class (15) (29)
Decrease in net assets from distributions (172,875) (357,628)
Capital share transactions
*
Shares sold
Institutional Class 556,698 966,083
F Class 48,504 94,846
Distributions reinvested
Institutional Class 135,121 276,160
F Class 11,798 27,067
Z Class 14 29
Shares redeemed
Institutional Class (777,873) (1,020,586)
F Class (62,852) (183,962)
Increase (decrease) in net assets from capital share transactions (88,590) 159,637
Net Assets
Increase (decrease) during period (77,869) 284,654
Beginning of period 4,313,589 4,028,935
End of period $ 4,235,720 $ 4,313,589
*Share information (000s)
Shares sold
Institutional Class 58,829 102,593
F Class 5,125 10,082
Distributions reinvested
Institutional Class 14,273 29,336
F Class 1,247 2,879
Z Class 2 3
Shares redeemed
Institutional Class (82,226) (108,737)
F Class (6,649) (19,620)
Increase (decrease) in shares outstanding (9,399) 16,536

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.The fund has three classes of shares: the Institutional Floating Rate Fund (Institutional Class), the Institutional Floating Rate
Fund–F Class (F Class) and the Institutional Floating Rate Fund–Z Class (Z Class). F Class shares are available only through financial advisors and certain third-party intermediaries that have entered into an administrative fee agreement with
T. Rowe Price Services, Inc. The F Class participates in a Board-approved administrative fee payment program pursuant to which the fund compensates certain financial intermediaries for various shareholder and administrative services they provide to underlying investors. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The F Class pays certain shareholder and administrative expenses at a rate of up to 0.15% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the

T. ROWE PRICE Institutional Floating Rate Fund

SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-
07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the
ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after
December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740)
– Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Institutional Floating Rate Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 371,416 $ — $ 371,416
Bank Loans — 3,585,832 86,205 3,672,037
Preferred Stocks — — 8,231 8,231
Short-Term Investments 446,128 — — 446,128
Total Securities 446,128 3,957,248 94,436 4,497,812
Swaps — 1,774 — 1,774
Total $ 446,128 $ 3,959,022 $ 94,436 $ 4,499,586
Liabilities
Forward Currency Exchange Contracts $ — $ 58 $ — $ 58

T. ROWE PRICE Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2024. Gain (loss)
reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at
November 30, 2024, totaled $424,000 for the six months ended November 30, 2024. During the six months, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2024, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities and Corporate Bonds.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
11/30/24
Investment in Securities
Bank Loans $ 81,193 $ 382 $ 77,233 $ (25,402) $ (47,201) $ 86,205
Preferred Stocks — (33) 8,264 — — 8,231
Total $ 81,193 $ 349 $ 85,497 $ (25,402) $ (47,201) $ 94,436
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Credit derivatives Bilateral Swaps $ 1,774
Total $ 1,774
Liabilities
Foreign exchange derivatives Forwards $ 58
Total $ 58

T. ROWE PRICE Institutional Floating Rate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements
(FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 855 $ — $ 855
Credit derivatives — 649 649
Total $ 855 $ 649 $ 1,504
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (94) $ — $ (94)
Credit derivatives — 446 446
Total $ (94) $ 446 $ 352

T. ROWE PRICE Institutional Floating Rate Fund

had been posted by the fund to counterparties for bilateral derivatives.  As of November 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,540,000 cash.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.

T. ROWE PRICE Institutional Floating Rate Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,528,079,000 and $2,687,798,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Institutional Floating Rate Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $604,271,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was
$4,467,509,000. Net unrealized gain aggregated $32,273,000 at period-end, of which $49,804,000 related to appreciated investments and $17,531,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
The Z Class is subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2024 as indicated in the table below. At November 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, approximately 26% of the Institutional Class's and 100% of the Z Class's
outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Z Class
Expense limitation/I Class Limit 0.00%
Expense limitation date N/A
(Waived)/repaid during the period ($000s) $(1)

T. ROWE PRICE Institutional Floating Rate Fund

Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a
$1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Secured
Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Effective Rate, or (c) the Overnight Bank
Funding Rate plus an applicable margin. At November 30, 2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E170-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025